Schedule of Investments (unaudited)
November 30, 2024
iShares® MSCI Poland ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Banks — 33.8%
Alior Bank SA	254,823	$5,741,956
Bank Millennium SA(a)	1,807,935	3,764,040
Bank Polska Kasa Opieki SA	486,558	16,263,515
mBank SA(a)	41,986	5,500,093
Powszechna Kasa Oszczednosci Bank Polski SA	2,303,637	31,740,445
Santander Bank Polska SA	83,079	8,957,875
		71,967,924
Broadline Retail — 4.7%
Allegro.eu SA (a)(b)	1,098,314	7,791,569
Pepco Group NV(a)(c)	548,286	2,151,068
		9,942,637
Capital Markets — 2.3%
Warsaw Stock Exchange	119,008	1,264,655
XTB SA(b)	206,894	3,609,125
		4,873,780
Chemicals — 0.5%
Grupa Azoty SA(a)(c)	234,344	1,105,837
Construction & Engineering — 2.0%
Budimex SA	36,583	4,251,086
Consumer Finance — 2.4%
KRUK SA	49,715	5,175,313
Consumer Staples Distribution & Retail — 4.4%
Dino Polska SA(a)(b)(c)	98,105	9,323,545
Eurocash SA	65,357	125,162
		9,448,707
Diversified Telecommunication Services — 1.8%
Orange Polska SA	1,958,537	3,709,140
Electric Utilities — 4.6%
Enea SA(a)	882,946	2,520,186
PGE Polska Grupa Energetyczna SA(a)	2,632,866	4,371,653
Tauron Polska Energia SA(a)	3,283,624	2,948,392
		9,840,231
Entertainment — 3.5%
CD Projekt SA(c)	180,243	7,432,801
Hotels, Restaurants & Leisure — 0.7%
AmRest Holdings SE(a)	285,809	1,504,691
Insurance — 8.2%
Powszechny Zaklad Ubezpieczen SA	1,605,154	17,503,319
Media — 1.4%
Cyfrowy Polsat SA(a)	822,125	2,911,273
Security	Shares	Value
Metals & Mining — 7.2%
Grupa Kety SA	27,535	$4,916,465
Jastrzebska Spolka Weglowa SA, Class S(a)(c)	206,903	1,302,279
KGHM Polska Miedz SA	287,972	9,055,382
		15,274,126
Oil, Gas & Consumable Fuels — 9.1%
ORLEN SA	1,535,224	19,314,898
Professional Services — 1.9%
Benefit Systems SA	6,066	3,973,738
Software — 1.7%
Asseco Poland SA	163,794	3,659,415
Specialty Retail — 3.9%
Auto Partner SA	283,152	1,450,435
CCC SA(a)	134,301	6,883,393
		8,333,828
Textiles, Apparel & Luxury Goods — 4.9%
LPP SA	2,716	10,498,380
Total Long-Term Investments — 99.0% (Cost: $255,826,394)		210,721,124
Short-Term Securities
Money Market Funds — 6.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.79%(d)(e)(f)	12,101,464	12,107,514
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.62%(d)(e)	1,120,000	1,120,000
Total Short-Term Securities — 6.2% (Cost: $13,228,007)		13,227,514
Total Investments — 105.2% (Cost: $269,054,401)		223,948,638
Liabilities in Excess of Other Assets — (5.2)%		(11,087,686)
Net Assets — 100.0%		$212,860,952

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI Poland ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/24	Shares Held at 11/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$19,033,721	$—	$(6,925,307)(a)	$(325)	$(575)	$12,107,514	12,101,464	$52,878 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	4,260,000	—	(3,140,000)(a)	—	—	1,120,000	1,120,000	28,529	—
				$(325)	$(575)	$13,227,514		$81,407	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
WIG20 Index	179	12/20/24	$1,942	$(135,050)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$25,190,091	$185,531,033	$—	$210,721,124
Short-Term Securities
Money Market Funds	13,227,514	—	—	13,227,514
	$38,417,605	$185,531,033	$—	$223,948,638

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI Poland ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$—	$(135,050)	$—	$(135,050)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.